SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Nov. 30, 2022
Supplemental Cash Flows Information Abstract
Disclosure of supplemental cash flow information [Table Text Block]
	November 30, 2022	November 30, 2021	November 30, 2020
Non-cash financing activities:
Fair value of options exercised	-	158,106	-
Fair value of warrants granted	-	174,427	83,109
Fair value of warrants exercised	-	36,859	-
Shares issued for finders	-	100,500	-
Non-cash investing activities:
Shares to be issued to acquisition of inventory	-	-	22,800